Payor Relationships and Other Intangibles, Net - Summary of Total Intangible, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 882,925	$ 245,157
Accumulated Amortization	(57,304)	(18,802)
Total	$ 825,621	$ 226,355
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period	9 years	9 years
Gross Carrying Amount	$ 1,409	$ 1,409
Accumulated Amortization	(787)	(630)
Total	$ 622	$ 779
Brand
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period	19 years 3 months 3 days	18 years 3 months 3 days
Gross Carrying Amount	$ 183,238	$ 29,486
Accumulated Amortization	(9,037)	(2,171)
Total	$ 174,201	$ 27,315
Non-compete
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period	4 years 11 months 1 day	4 years 7 months 9 days
Gross Carrying Amount	$ 75,794	$ 7,733
Accumulated Amortization	(12,110)	(3,373)
Total	$ 63,684	$ 4,360
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period	18 years 2 months 26 days	18 years 6 months 18 days
Gross Carrying Amount	$ 880	$ 880
Accumulated Amortization	(184)	(135)
Total	$ 696	$ 745
Payor relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period	20 years	20 years
Gross Carrying Amount	$ 609,362	$ 201,530
Accumulated Amortization	(32,714)	(11,960)
Total	$ 576,648	$ 189,570
Provider relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period	5 years 1 month 13 days	10 years
Gross Carrying Amount	$ 12,242	$ 4,119
Accumulated Amortization	(2,472)	(533)
Total	$ 9,770	$ 3,586